Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€)	Sep. 30, 2018	Dec. 31, 2017
Notes to the consolidated statements of income
Deferred taxes assets	€ 328,477,000	€ 315,168,000
Deferred taxes liabilities	€ 590,802,000	€ 467,540,000